Financial Instruments - Fair values and financial risk management - Reconciliation of fair value (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments-Fair values and financial risk management
Transfers from Level 3 fair values	$ 0
Derivatives
Financial Instruments-Fair values and financial risk management
Balance at beginning	32	$ 33
Additions	173
Fair value changes recognised in profit and loss	(9)	2
Exchange differences	(4)	(3)
Balance at ending	$ 192	$ 32